Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Total deferred tax assets	$ 2,737,413	$ 531
Deferred tax liabilities:
Total net deferred tax assets (liability)	2,737,413	531
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Deferred tax assets:
Federal net operating loss carryforwards	48,956,000	26,464,000
State net operating loss carryforwards	12,477,000	6,542,000
Tax credits	8,736,000	4,059,000
Stock based compensation	233,000	89,000
Capitalized research and development expenses	3,649,000	4,398,000
Accruals and other	1,482,000	763,000
Total deferred tax assets	75,533,000	42,315,000
Valuation allowance	(74,340,000)	(39,965,000)
Total deferred tax assets	1,193,000	2,350,000
Deferred tax liabilities:
Depreciation and amortization	(1,193,000)	(2,350,000)
Total deferred tax liabilities	(1,193,000)	(2,350,000)
Total net deferred tax assets (liability)	$ 0	$ 0